Earnings (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings (Loss) Per Share
Summary of computation of basic and diluted income (loss) per share

The table below presents the computation of basic and diluted loss per share (in thousands, except for per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(3,582)	$(2,130)	$(15,696)	$(21,141)
Net income attributable to the redeemable noncontrolling interest	67	62	212	768
Net income (loss) attributable to noncontrolling interests	137	—	(173)	—
Allocation of net loss to convertible preferred stock	—	—	—	—
Net loss attributable to holders of Class A, Class B, and Class C common stock	$(3,786)	$(2,192)	$(15,735)	$(21,909)
Denominator:
Weighted average common shares outstanding, basic and diluted	60,840	39,043	57,072	39,009
Net loss per common share, basic and diluted	$(0.06)	$(0.06)	$(0.28)	$(0.56)

The table below presents the computation of basic and diluted loss per share (in thousands, except for per share amounts):

	Year ended December 31,
	2020	2019	2018
Numerator:
Net loss	$11,156	$(36,919)	$(78,506)
Net (loss) income attributable to the redeemable noncontrolling interest	820	273	(971)
Allocation of undistributed earnings to convertible preferred stock	10,336	—	—
Net income (loss) attributable to holders of Class A common stock and Class B common stock	$—	$(37,192)	$(77,535)
Denominator:
Weighted average common shares outstanding, basic and diluted	39,027	38,571	37,856
Net loss per common share, basic and diluted	$0.00	$(0.96)	$(2.05)

Summary of shares excluded from the computation of diluted loss per share

The table below presents the details of securities that were excluded from the calculation of diluted loss per share as the effect would have been anti-dilutive (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Stock options	24,016	33,396	24,016	33,396
Convertible preferred stock	29,626	29,626	29,626	29,626

The table below presents the details of securities that were excluded from the calculation of diluted loss per share as the effect would have been anti-dilutive (in thousands):

	2020	2019	2018
Stock options	32,127	35,016	42,131
Convertible preferred stock	29,626	29,626	29,626